Stockholders Equity (Details Narrative) - USD ($)																													1 Months Ended																										2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 10, 2017	Dec. 13, 2016	Nov. 14, 2016	Nov. 08, 2016	Aug. 12, 2016	Apr. 11, 2016	Mar. 02, 2016	Feb. 12, 2016	Feb. 10, 2016	Dec. 15, 2015	Dec. 08, 2015	Dec. 04, 2015	Dec. 02, 2015	Dec. 01, 2015	Nov. 12, 2015	Nov. 11, 2015	Nov. 09, 2015	Nov. 06, 2015	Nov. 02, 2015	Oct. 13, 2015	Oct. 08, 2015	Oct. 07, 2015	Sep. 10, 2015	Sep. 03, 2015	Sep. 02, 2015	Aug. 12, 2015	Aug. 04, 2015	Jun. 03, 2015	Mar. 30, 2017	Feb. 13, 2017	Dec. 23, 2016	Nov. 22, 2016	Oct. 19, 2016	Jul. 21, 2016	Apr. 19, 2016	Mar. 28, 2016	Mar. 17, 2016	Jan. 29, 2016	Dec. 24, 2015	Nov. 25, 2015	Nov. 17, 2015	Nov. 16, 2015	Oct. 27, 2015	Oct. 26, 2015	Oct. 19, 2015	Sep. 21, 2015	Sep. 18, 2015	Aug. 26, 2015	Aug. 25, 2015	Aug. 17, 2015	Jul. 23, 2015	Jun. 25, 2015	Feb. 24, 2015	Jan. 30, 2015	Mar. 13, 2017	Mar. 31, 2017	Dec. 22, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value																																																								$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized shares																																																								1,000,000,000		10,000,000	10,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																																										$ 2,000
Common stock, par value									$ 0.00001																																															$ 0.00001		$ 0.00001	$ 0.00001
Common stock, authorized shares																																																								1,000,000,000		1,000,000,000	1,000,000,000
Warrant exercise price																						$ 0.05
Warrant exercisable term																						10 years
Common stock issued on equity line of credit, Amount																																																										$ 143,520
Exercise of cashless warrants at $0.00001 per share, Amount
Shares issued for serttlement of reimbursements, related party, Amount																																																										13,765
Exercise of warrants at $0.00001 per share, related party, Amount																																																										200	$ 40
Debt discount																																																								$ 149,456		$ 749,162	$ 175,707
Series A Preferred Stock [Member]
Preferred stock, par value																																																										$ 0.001
Preferred stock, authorized shares																																																										2,000,000
Series A Preferred Stock voting right																																																										100 votes per share
Third Party [Member]
Fair value of common stock								$ 10,800
Common stock issued to a third-party for services, Amount			$ 11,821
Common stock issued to a third-party for services, Shares			2,626,867					600,000
Mr. Najarian [Member]
Fair value of common stock																																				$ 9,120
Shares issued for serttlement of reimbursements, related party, Amount																																				$ 13,765
Shares issued for serttlement of reimbursements, related party, Shares																																				600,000
Chairman, Board of Directors [Member]
Exercise of warrants at $0.00001 per share, related party, Amount																							$ 10
Exercise of warrants at $0.00001 per share, related party, Shares																							1,000,000
Chairman, Board of Directors [Member] | October 1, 2015 [Member]
Exercise of warrants at $0.00001 per share, related party, Amount																																																										$ 30
Exercise of warrants at $0.00001 per share, related party, Shares																																																										3,000,000
Chief Executive Officer [Member] | Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																						$ 1,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																																						1,000,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Preferred stock, par value																																						$ 0.001
Board of Directors [Member] | Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																						$ 1,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																																						1,000,000
Board of Directors [Member] | Series A Preferred Stock [Member]
Preferred stock, par value																																						$ 0.001
Cancellation [Member]
Common stock cancelled, Shares																										150,000
Exercise of Common Stock Warrants [Member]
Exercise of cashless warrants at $0.00001 per share, Shares									2,248,846
Cashless exercise of common stock warrants exercised shares									2,250,000
Exercise of Common Stock Warrants [Member] | Chief Executive Officer [Member]
Exercise of cashless warrants at $0.00001 per share, Amount																															$ 60		$ 40
Exercise of cashless warrants at $0.00001 per share, Shares																															6,000,000		4,000,000
Exercise of Common Stock Warrants [Member] | Board of Directors [Member]
Exercise of cashless warrants at $0.00001 per share, Amount																															$ 60		$ 40
Exercise of cashless warrants at $0.00001 per share, Shares																															6,000,000		4,000,000
Securities Purchase Agreement [Member]
Aggregate amount																													$ 30,000
Deferred offering costs																													$ 15,000
Exchange shares of common stock																													40,000,002
Warrant exercisable term																													3 years
Effective reset provision, Description																													purchase price of the common stock of each tranche to the lower of (i) $0.02 or (ii) a 50% discount to the average of the three lowest closing prices in the 20 trading days prior to the reset date, which is the earlier of (i) the 7 month anniversary of the closing of each tranche of this transaction or (ii) 20 trading days after the effectiveness of each tranche.
Additional shares of common stock and warrant purchase																													$ 150,000
Purchase price per share, Description																													Second Closing and Third Closing will be the lesser of (i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale.
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Warrant purchase																													40,000,002
Warrant exercise price																													$ 0.03
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrant purchase																													40,000,002
Warrant exercise price																													$ 0.05
Redwood Convertible Note
Common stock issued on debt conversions, Shares																																																							142,148,242		152,837,041
Principal amount																																																							$ 302,480		$ 653,771
Accured Interest																																																							$ 20,717		$ 21,723
Common stock issued on equity line of credit, Amount	$ 10,323	$ 25,000		$ 25,000	$ 39,520																									$ 8,000		$ 25,000		$ 29,000
Common stock issued on equity line of credit, Shares	3,147,110	6,250,000		6,097,561	5,200,000																									2,000,000		6,377,551		4,027,778
First LG Capital Note [Member]
Common stock issued on debt conversions, Shares										1,762,516	2,794,392	1,526,070	3,022,017			2,259,167		1,979,568		1,076,992							292,181													3,003,665	2,261,963			1,620,522			681,800	446,711		371,556
Principal amount										$ 15,000	$ 16,946	$ 3,054	$ 4,860			$ 3,500		$ 3,070		$ 4,000							$ 3,687													$ 4,640	$ 3,500			$ 3,430			$ 6,000	$ 6,000		$ 5,000
Accured Interest										$ 1,039	$ 1,148	$ 204	$ 323			$ 216		$ 186		$ 222							$ 148													$ 301	$ 221			$ 200			$ 300	$ 270		$ 215
First LG Capital Note [Member] | Promissory note [Member]
Debt discount																																																						$ 32,143
Conversion price																																																						$ 0.042
Market price																																																						$ 0.14
First Adar Bay Note [Member]
Common stock issued on debt conversions, Shares															2,400,940	2,375,275	2,375,000		2,168,067		1,116,799			459,242																			1,839,530	1,753,425	1,284,109
Principal amount															$ 2,115
Accured Interest															$ 2,255
First Adar Bay Note [Member] | Promissory note [Member]
Debt discount																																																					$ 20,420
Conversion price																																																					$ 0.0473
Market price																																																					$ 0.14
JMJ Financial [Member] | Promissory note [Member]
Debt discount																									$ 50,000														$ 25,000
Conversion price																									$ 0.0194														$ 0.03262
Market price																									$ 0.032														$ 0.034
Vis Vires Group, Inc [Member] | Promissory note [Member]
Debt discount																																														$ 39,448
Conversion price																																														$ 0.00747
Market price																																														$ 0.016
First Typenex Note [Member]
Common stock issued on debt conversions, Shares														4,441,702			3,510,000											172,812														3,000,000		3,091,128					823,121		260,866	208,719
Principal amount														$ 559
Accured Interest														$ 6,854
First Typenex Note [Member] | October 1, 2015 [Member]
Common stock issued on debt conversions, Shares																																																										2,344,032
Redwood Fund III, Ltd One [Member]
Common stock issued for debt financing, Shares									2,400,000
Fair value of common stock									$ 38,400
Redwood Fund III, Ltd [Member]
Common stock issued for debt financing, Shares									600,000
Fair value of common stock									$ 9,600
First JMJ Note [Member]
Common stock issued on debt conversions, Shares						2,800,000	2,000,000																												3,159,944		4,400,000